Accrued Expenses and Other Payables	12 Months Ended
Sep. 30, 2025
Accrued Expenses and Other Payables [Abstract]
ACCRUED EXPENSES AND OTHER PAYABLES

14. ACCRUED EXPENSES AND OTHER PAYABLES

As of September 30, 2024 and 2025, accrued expenses and other payables consisted of the following:

	As of September 30,
	2024	2025
Payroll payable	$322,474	$369,080
Other taxes payable (1)	307,580	348,301
Loans from third parties (2)	1,424,989	-
Other accrued expenses	258,681	223,699
Accrued expenses and other payables	$2,313,724	$941,080

(1)	The balance mainly was VAT payable of $299,621 and $339,459 as of September 30, 2024 and 2025, respectively.

(2)	The balance as of September 30, 2024 were interest-free loans from the third parties, which was fully repaid in October 2024.